SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense computed based on PRC statutory rate	$ 473,281	$ 320,046
Effect of rate differential for Hong Kong and other outside PRC entities	(176,139)	(8,917)
Effect of PRC preferential tax rate	(6,694)	(140,015)
Change in valuation allowance	359,220	(56,940)
Surcharge on unpaid income tax	136,892	527,110
Permanent difference	28,833	(110,605)
Total income tax provisions	$ 815,393	$ 530,679